SHARE CAPITAL (Details 3) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement Of Operations
Share-based Payments	$ (583,801)	$ (770,617)	$ (707,802)
Consolidated Statement Of Financial Position
Share-based Payments	159,511	211,627	119,027
Total Share-based Payments	743,312	982,244	826,829
Gibellini Exploration
Consolidated Statement Of Financial Position
Share-based Payments	89,452	124,855	79,888
Pulacayo Exploration
Consolidated Statement Of Financial Position
Share-based Payments	$ 70,059	$ 86,772	$ 39,139